GLOBAL SMALL CAP FUND INC.                                    SEMIANNUAL REPORT


                                                                 March 17, 1997

Dear Shareholder,

We are pleased to present you with the semiannual report for Global Small Cap Fund Inc. (the "Fund") for the six months ended January 31, 1997.

GENERAL MARKET OVERVIEW
(GRAPHIC OMITTED)

Despite July's market correction and volatility brought about by the market's increasing sensitivity to interest rates and the market's anticipation of future economic growth around the world, nearly all of the major equity markets showed strong performance during the six-month period ended January 31, 1997. The highest stock market returns were achieved in Europe, led by Finland, which returned 38%; Sweden, 28%; Norway, 28%; and Spain, 27%.

Hong Kong and the U.S.were also very strong, returning 21% and 25%, respectively. Conversely, Japan struggled throughout the period, ending with a return of (22)%.

PORTFOLIO REVIEW
(GRAPHIC OMITTED)

The Fund experienced strong performance during the six-month period, turning in a total year-to-date return through January 31, 1997 of 18.04% based on the Fund's net asset value, and 14.46% based on the Fund's share price on the American Stock Exchange.

   Performance was driven by strong stock selection, especially in Continental Europe and the U.S. Another important factor behind performance was the Fund's significant underweighted position in Japan, a stance taken as a result of the lack of growth in that market and more attractive opportunities elsewhere in the world.

   As of January 31, 1997, the Fund continued to be heavily weighted in Con-tinental Europe (45.84% of net assets), Asia Pacific (21.57%) and in select emerging markets (18.47%).


                    GLOBAL SMALL CAP FUND INC.
                    FUND PROFILE

(GRAPHIC ARROW)     GOAL:
                    Long-term capital appreciation

(GRAPHIC ARROW)     PORTFOLIO MANAGER:
                    Ralph Layman,
                    GE Investment Management

(GRAPHIC ARROW)     TOTAL NET ASSETS:
                    $56.7 million as of
                    January 31, 1997

(GRAPHIC ARROW)     DIVIDEND PAYMENT:
                    Annually

SEMIANNUAL REPORT                                    GLOBAL SMALL CAP FUND INC.


GLOBAL SMALL
CAP FUND INC.

Top Ten Countries as a
percentage of net assets
as of January 31, 1997

United States     21.17%
Sweden            12.33%
Finland           10.34%
United Kingdom     7.60%
Italy              7.54%
Hong Kong          6.11%
Indonesia          5.02%
Netherlands        3.93%
Germany            3.91%
Australia          3.50%


OUTLOOK
(GRAPHIC OMITTED)

Going forward, GE Investment Management ("GEIM"), sub adviser of the Fund, believes 1997 will be a year in which focus on stock selection will be crucial to good performance. When selecting stocks in which to invest, GEIM employs an approach that focuses on fundamental, bottom-up stock selection, choosing companies which are attractive based on their price-to-cash earnings ratio compared to their projected future growth rate. In line with this investment philosophy, GEIM is finding many interesting opportunities around the world:

   In the U.S., indications are that inflation is under control. In fact, most economic indicators reported in the month of January pointed toward a slowing economy in 1997. These included slowing manufacturing output, declining housing starts and increased unemployment. However, it remains to be seen if company earnings can continue to surprise on the upside.

   Europe remains one of the most attractive areas of the world for us to invest. European monetary union appears likely, not as much from the economic reality as from the strength of political wills.

   Japan will continue to struggle. Faced with continued pressure from the bank bailout and stretched government finances, it will be difficult for Japan to make significant progress toward an economic recovery.

     Latin America began 1997 on an extremely positive note. Overall economic growth, expected to range from 4%-5%, could go as high as 6%. Inflation seems to be under control. Political risk remains the overriding concern in the region.



   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO N. ALEXANDER                       /s/ RALPH LAYMAN

MARGO N. ALEXANDER                           RALPH LAYMAN
President,                                   Portfolio Manager,
Mitchell Hutchins Asset Management Inc.      Global Small Cap Fund Inc.

                          GLOBAL SMALL CAP FUND INC.

               PORTFOLIO OF INVESTMENTS             JANUARY 31, 1997 (UNAUDITED)

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 -----------
COMMON STOCKS - 96.41%
ARGENTINA - 0.64%
Services - 0.64%
   13,500  Disco SA ADR................................................   $   364,500
                                                                          -----------
AUSTRALIA - 3.49%
Consumer Goods - 0.45%
  106,000  BRL Hardy...................................................       255,500
                                                                          -----------
Energy - 0.54%
  130,000  Novus Petroleum.............................................       307,399
                                                                          -----------
Entertainment - 1.21%
  525,000  Southern Star Group.........................................       688,787
                                                                          -----------
Retail - 0.23%
  100,000  Rebel Sport Limited.........................................       131,960
                                                                          -----------
Services - 1.06%
  521,812  AAPC Limited................................................       298,520
  175,000  Burns Philip & Company, Limited.............................       300,343
                                                                          -----------
                                                                              598,863
                                                                          -----------
Total Australia Common Stocks..........................................     1,982,509
                                                                          -----------
AUSTRIA - 1.49%
Iron & Steel - 1.49%
   12,052  Boehler Uddeholm Bearer.....................................       842,578
                                                                          -----------
CHILE - 0.45%
Retail - 0.45%
    9,600  Santa Isabel SA ADR.........................................       258,000
                                                                          -----------
CROATIA - 2.27%
Pharmaceuticals - 2.27%
   75,565  Pliva DD** GDR..............................................     1,284,605
                                                                          -----------
FINLAND - 10.34%
Capital Equipment - 2.60%
   48,000  Konecranes International....................................     1,476,348
                                                                          -----------

Consumer Goods - 1.36%
   13,678  Hackman.....................................................       347,776
    4,884  Raison Tehtaat..............................................       423,616
                                                                          -----------
                                                                              771,392
                                                                          -----------
Financial Services - 1.49%
   26,550  Komercni Bank AS** GDR......................................       842,963
                                                                          -----------
Manufacturing - 1.31%
   38,888  Valmet Corporation..........................................       741,574
                                                                          -----------

                          GLOBAL SMALL CAP FUND INC.

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 -----------
COMMON STOCKS -- (CONTINUED)
FINLAND (CONCLUDED)
Newspaper & Publishing - 1.30%
   20,000  Aamulehti Yhtymae Bearer....................................   $   738,174
                                                                          -----------
Transportation/Marina - 2.28%
   51,600  Finnlines OY................................................     1,290,820
                                                                          -----------
Total Finland Common Stocks............................................     5,861,271
                                                                          -----------

FRANCE - 1.98%
Capital Equipment - 0.98%
    5,300  Technip SA/Campagnie Francaise..............................       556,632
                                                                          -----------
Electronics - 0.52%
    1,450  Le Carbone Lorraine.........................................       293,807
                                                                          -----------
Energy - 0.48%
    9,801  Coflexip S.A. Spoorit ADR*..................................       271,978
                                                                          -----------
Total France Common Stocks.............................................     1,122,417
                                                                          -----------
GERMANY - 3.92%
Auto Parts - 0.88%
   35,000  Kolbenschmidt AG............................................       498,533
                                                                          -----------
Materials - 1.65%
    7,078  SGL Carbon AG...............................................       935,916
                                                                          -----------
Office Equipment - 0.62%
   15,000  Turbon International AG.....................................       349,370
                                                                          -----------
Consumer Goods - 0.77%
    4,600  Adidas AG...................................................       435,591
                                                                          -----------
Total Germany Common Stocks............................................     2,219,410
                                                                          -----------

HONG KONG - 6.11%
Consumer Goods - 2.11%
1,034,000  Four Seasons Mercantile Holdings............................       587,121
  200,000  Johnson Electric Holdings...................................       609,111
                                                                          -----------
                                                                            1,196,232
                                                                          -----------

Electronics - 1.50%
  480,000  Vtech Holdings..............................................       851,723
                                                                          -----------
Photo Equipment - 0.39%
  715,000  China Hk Photo..............................................       223,755
                                                                          -----------
Retail - 2.11%
1,100,000  Giordano International Limited..............................       617,499
1,490,000  Yue Yuen Industries.........................................       576,848
                                                                          -----------
                                                                            1,194,347
                                                                          -----------
Total Hong Kong Common Stocks..........................................     3,466,057
                                                                          -----------

                          GLOBAL SMALL CAP FUND INC.

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 -----------
COMMON STOCKS -- (CONTINUED)
HUNGARY - 1.04%
Food Processing - 1.04%
    9,346  Pick Szeged Ord Bearer......................................   $   587,071
                                                                          -----------

INDIA - 1.75%
Energy, Reserves & Production - 1.75%
   50,000  BSES GDR....................................................       992,500
                                                                          -----------

INDONESIA - 5.03%
Building Materials - 0.55%
  280,000  Mulia Industrindo...........................................       312,158
                                                                          -----------
Capital Equipment - 3.06%
  491,000  Astra International.........................................     1,735,129
                                                                          -----------
Financial Services - 0.90%
  390,000  Panin Bank..................................................       508,625
                                                                          -----------
Transportation - 0.52%
  226,667  Steady Safe.................................................       293,227
                                                                          -----------
Total Indonesia Common Stocks..........................................     2,849,139
                                                                          -----------

IRELAND - 1.01%
Transportation/Marina - 1.01%
   76,769  Irish Continental Group PLC.................................       574,637
                                                                          -----------

ISRAEL - 1.27%
Computer Software & Services - 0.54%
   16,000  Memco Software Ltd.*........................................       308,000
                                                                          -----------
Retail - 0.73%
   26,493  Blue Square Israel Ltd* ADR.................................       413,953
                                                                          -----------
Total Israel Common Stocks.............................................       721,953
                                                                          -----------

ITALY - 7.55%
Auto Parts - 0.98%
   39,200  Brembo Spa*.................................................       554,130
                                                                          -----------

Capital Equipment - 2.60%
  110,000  Carraro Spa.................................................       559,784
  155,000  Gildemeister Italiana.......................................       486,371
  100,000  Riva Finanziaria Spa........................................       426,875
                                                                          -----------
                                                                            1,473,030
                                                                          -----------
Consumer Goods - 2.73%
   50,000  Industrie Natuzzi Spa*......................................     1,150,000
  100,000  Pagnossin Spa*..............................................       395,807
                                                                          -----------
                                                                            1,545,807
                                                                          -----------
Electronics - 0.56%
   25,000  Saes Getters Spa ADR........................................       318,750
                                                                          -----------

                          GLOBAL SMALL CAP FUND INC.

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 -----------
COMMON STOCKS -- (CONTINUED)
ITALY (CONCLUDED)
Optical - 0.68%
   22,311  Safilo......................................................   $   388,169
                                                                          -----------
Total Italy Common Stocks..............................................     4,279,886
                                                                          -----------
JAPAN - 3.18%
Agriculture, Food & Beverage - 0.42%
    5,700  Hokuto Corp.................................................       239,763
                                                                          -----------
Auto Parts - 0.43%
   12,100  Royal Limited...............................................       245,503
                                                                          -----------
Capital Equipment - 0.73%
   25,000  Canon Chemicals Incorporated................................       412,388
                                                                          -----------
Financial Services - 0.38%
   10,000  Shinki Co Ltd...............................................       216,091
                                                                          -----------
Photo Equipment - 0.38%
    7,200  Nihon Jumbo Company.........................................       216,751
                                                                          -----------
Retail - 0.84%
   10,400  Circle K Japan Company Ltd..................................       475,203
                                                                          -----------
Total Japan Common Stocks..............................................     1,805,699
                                                                          -----------

KOREA - 1.04%
Beverages - 0.48%
    9,840  Cho Sun Brewery Company Ltd.................................       271,880
                                                                          -----------
Telecommunications - 0.56%
      515  Korea Mobile Telecom Corporation............................       319,717
                                                                          -----------
Total Korea Common Stocks..............................................       591,597
                                                                          -----------

NETHERLANDS - 3.93%
Energy - 3.21%
   31,000  IHC Caland NV...............................................     1,820,354
                                                                          -----------
Food Processing - 0.72%
    2,833  Nutricia Verenigde Bedrijven................................       407,027
                                                                          -----------

Total Netherlands Common Stocks........................................     2,227,381
                                                                          -----------

NEW ZEALAND - 0.31%
Agriculture, Food & Beverage - 0.31%
  233,895  Wrightson Limited...........................................       175,498
                                                                          -----------

NORWAY - 1.23%
Capital Equipment - 0.47%
   25,000  Sensonor A/S................................................       266,195
                                                                          -----------
Oil & Gas - 0.76%
   10,000  Petroleum Geo-Services*.....................................       433,629
                                                                          -----------
Total Norway Common Stocks.............................................       699,824
                                                                          -----------

                          GLOBAL SMALL CAP FUND INC.

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 -----------
COMMON STOCKS -- (CONTINUED)
PHILIPPINES - 1.63%
Beverages - 1.63%
  230,000  San Miguel Corporation Class B..............................   $   925,237
                                                                          -----------

SINGAPORE - 1.49%
Consumer Goods - 0.63%
  113,000  Want Want Holdings..........................................       354,820
                                                                          -----------
Oil & Gas - 0.86%
  100,000  Far East Levingston.........................................       490,126
                                                                          -----------
Total Singapore Common Stocks..........................................       844,946
                                                                          -----------

SOUTH AFRICA - 0.50%
Retail - 0.50%
   75,000  Metro Cash & Carry..........................................       283,717
                                                                          -----------

SPAIN - 0.57%
Paper Products - 0.57%
   11,443  Miquel Y Costas Miquel......................................       322,233
                                                                          -----------

SWEDEN - 12.34%
Auto Parts - 4.52%
   48,204  Autoliv AB..................................................     2,087,633
   36,500  Garphyttan..................................................       473,974
                                                                          -----------
                                                                            2,561,607
                                                                          -----------
Capital Equipment - 1.23%
   37,115  Assa Abloy AB...............................................       697,303
                                                                          -----------
Financial Services - 2.73%
   20,000  Kinnevik Investments........................................       576,063
   32,300  OM Gruppen AB...............................................       972,730
                                                                          -----------
                                                                            1,548,793
                                                                          -----------
Medical Supplies - 1.00%
   28,700  Getinge Industries AB.......................................       564,976
                                                                          -----------

Services - 2.02%
   26,655  Netcom Systems AB*..........................................       486,056
   40,000  Scandic Hotels AB...........................................       657,567
                                                                          -----------
                                                                            1,143,623
                                                                          -----------
Transportation - 0.84%
   39,500  Linjebuss AB................................................       474,733
                                                                          -----------
Total Sweden Common Stocks.............................................     6,991,035
                                                                          -----------

SWITZERLAND - 0.65%
Specialty Retail - 0.65%
    2,689  Tag Heuer...................................................       367,189
                                                                          -----------

                          GLOBAL SMALL CAP FUND INC.

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 -----------
COMMON STOCKS -- (CONTINUED)
THAILAND - 0.74%
Financial Services - 0.16%
  100,500  Siam City Bank PLC..........................................   $    88,243
                                                                          -----------
Services - 0.58%
   75,000  Siam Makro Public Company...................................       329,988
                                                                          -----------
Total Thailand Common Stocks...........................................       418,231
                                                                          -----------
UNITED KINGDOM - 7.60%
Capital Equipment - 1.82%
   10,000  Eidos.......................................................       149,015
  325,000  Jarvis......................................................       885,275
                                                                          -----------
                                                                            1,034,290
                                                                          -----------
Medical, Hospital, Commercial Services - 0.49%
  160,749  Takare PLC..................................................       275,470
                                                                          -----------
Services - 5.29%
  127,000  Airtours PLC................................................     1,780,564
   70,000  Capita Group PLC............................................       637,077
  350,000  Cordiant PLC................................................       583,240
                                                                          -----------
                                                                            3,000,881
                                                                          -----------
Total United Kingdom Common Stocks.....................................     4,310,641
                                                                          -----------
UNITED STATES - 12.86%
Apparel, Textiles - 1.51%
   10,000  Jones Apparel Group Incorporated*...........................       342,500
   10,000  Nine West Group, Incorporated*..............................       516,250
                                                                          -----------
                                                                              858,750
                                                                          -----------
Capital Equipment - 2.16%
   10,000  Jacob Engineering Group Incorporated........................       277,500
   80,000  Rofin-Sinar Technologies Incorporated.......................       950,000
                                                                          -----------
                                                                            1,227,500
                                                                          -----------
Computer Hardware - 0.93%
   20,000  Zebra Technologies Corporation*.............................       530,000
                                                                          -----------

Computer Software & Services - 0.39%
   40,000  Document Sciences Corporation*..............................       222,500
                                                                          -----------
Consumer Goods - 1.85%
   25,000  Cannondale Corporation*.....................................       581,250
   10,000  Littlefuse Incorporated*....................................       467,500
                                                                          -----------
                                                                            1,048,750
                                                                          -----------
Information & Computer Services - 0.63%
    6,400  Catalina Marketing Corporation*.............................       356,800
                                                                          -----------

                          GLOBAL SMALL CAP FUND INC.

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 -----------
COMMON STOCKS -- (CONCLUDED)
UNITED STATES (CONCLUDED)
Medical Providers - 0.54%
    8,500  FHP International Corporation*..............................   $   308,125
                                                                          -----------
Other Insurance - 2.08%
   34,000  CMAC Investment Corporation.................................     1,181,500
                                                                          -----------
Retail - 1.28%
   27,350  Price Costco, Incorporated**................................       728,194
                                                                          -----------
Services - 0.46%
   17,250  Vanguard Cellular Systems Incorporated......................       258,750
                                                                          -----------
Specialty Retail - 1.03%
   10,000  Barnes & Noble Incorporated*................................       311,250
   15,000  General Nutrition Companies Incorporated....................       271,875
                                                                          -----------
                                                                              583,125
                                                                          -----------
Total United States Common Stocks......................................     7,303,994
                                                                          -----------
Total Common Stocks (cost - $42,632,601)...............................    54,673,755
                                                                          -----------
PREFERRED STOCKS - 0.69%
BRAZIL - 0.69%
Home Appliances - 0.69%
1,508,000  Brasmotor* (cost - $428,914)................................       389,403
                                                                          -----------
WARRANTS - 0.06%
HONG KONG - 0.06%
Consumer Goods - 0.06%
  206,800  Four Seasons Mercantile Holdings (cost - $11,948)...........        34,692
                                                                          -----------
PRINCIPAL
 AMOUNT
---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 8.01%
MONEY MARKET FUNDS - 8.01%
$2,234,887 Liquid Assets Portfolio.....................................     2,234,887
        7  Prime Portfolio.............................................             7
2,237,613  TempCash Portfolio..........................................     2,237,613
   70,193  TempFund Portfolio..........................................        70,193
                                                                          -----------

Total Money Market Funds (cost - $4,542,700)...........................     4,542,700
                                                                          -----------

                          GLOBAL SMALL CAP FUND INC.

PRINCIPAL                                                        MATURITY     INTEREST
 AMOUNT                                                            DATE         RATE         VALUE
---------                                                       ----------    --------    -----------

REPURCHASE AGREEMENT - 0.28%
 $160,000  Repurchase Agreement dated 01/31/97 with State
           Street Bank & Trust Company, collateralized by
           $165,175 U.S. Treasury Bonds, 5.250% due 12/31/97;
           proceeds $160,071 (cost - $160,000)...............     02/03/97     5.300%     $   160,000
                                                                                          -----------
Total Investments (cost - $47,776,163) - 105.45%.............                              59,800,550
Liabilities in excess of other assets - (5.45)%..............                              (3,089,748)
                                                                                          -----------
Net Assets 100.00%...........................................                             $56,710,802
                                                                                          -----------
                                                                                          -----------

------------
 *    Non-income producing security
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR   American Depositary Receipt
GDR   Global Depositary Receipt

                 See accompanying notes to financial statements

                          GLOBAL SMALL CAP FUND INC.

              STATEMENT OF ASSETS AND LIABILITIES   JANUARY 31, 1997 (UNAUDITED)

  Assets
  Investments, at value (cost - $47,776,163).....................   $59,800,550
  Cash denominated in foreign currencies (cost - $1,736,252).....     1,701,471
  Cash...........................................................           338
  Receivable for investments sold................................       167,233
  Dividends and interest receivable..............................        75,306
  Deferred organizational expenses and other assets..............        31,479
                                                                   ------------
  Total assets...................................................    61,776,377
                                                                   ------------
  Liabilities
  Payable for investments purchased..............................       278,809
  Payable to affiliates..........................................        47,753
  Collateral for securities loaned...............................     4,542,700
  Accrued expenses and other liabilities.........................       196,313
                                                                   ------------
  Total liabilities..............................................     5,065,575
                                                                   ------------
  Net Assets
  Common stock, $0.001 par value; 3,801,667 shares
   issued and outstanding (100,000,000 shares authorized)........         3,802
  Additional paid-in-capital.....................................    51,563,257
  Accumulated net investment loss................................      (345,760)
  Accumulated net realized losses from investment transactions...    (6,493,904)
  Net unrealized appreciation of investments and other assets and
   liabilities denominated in foreign currencies.................    11,983,407
                                                                   ------------
  Net assets.....................................................   $56,710,802
                                                                   ------------
                                                                   ------------
  Net asset value per share......................................        $14.92
                                                                   ------------
                                                                   ------------

                 See accompanying notes to financial statements

                          GLOBAL SMALL CAP FUND INC.

               STATEMENT OF OPERATIONS      FOR THE SIX MONTHS ENDED JANUARY 31,
                                                     1997 (UNAUDITED)

Investment income:
Dividends (net of foreign withholding taxes of $10,880)...........................................   $  177,646
Interest..........................................................................................       35,465
                                                                                                     ----------
                                                                                                        213,111
                                                                                                     ----------
Expenses:
Investment advisory and administration............................................................      264,494
Custody and accounting............................................................................       84,314
Legal and audit...................................................................................       29,230
Reports and notices to shareholders...............................................................       25,758
Amortization of organizational expenses...........................................................       21,909
Transfer agency fees and expenses.................................................................       18,769
Directors' fees and expenses......................................................................        3,277
Other expenses....................................................................................       11,701
                                                                                                     ----------
                                                                                                        459,452
                                                                                                     ----------
Net investment loss...............................................................................     (246,341)
                                                                                                     ----------
Realized and unrealized gains (losses) from investment transactions:
Net realized gains from:
     Investment transactions......................................................................    1,821,966
     Foreign currency transactions................................................................        4,705
Net change in unrealized appreciation/depreciation of:
     Investments..................................................................................    7,097,131
     Other assets and liabilities denominated in foreign currencies...............................      (34,459)
                                                                                                     ----------
Net realized and unrealized gains from investment transactions....................................    8,889,343
                                                                                                     ----------
Net increase in net assets resulting from operations..............................................   $8,643,002
                                                                                                     ----------
                                                                                                     ----------

                 See accompanying notes to financial statements

                          GLOBAL SMALL CAP FUND INC.

               STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE
                                                      SIX MONTHS
                                                        ENDED        FOR THE
                                                     JANUARY 31,    YEAR ENDED
                                                         1997        JULY 31,
                                                     (UNAUDITED)       1996
                                                     ------------  ------------
From operations:
Net investment loss................................  $  (246,341)  $   (43,603)
Net realized gains (losses) from:
     Investment transactions.......................    1,821,966       523,875
     Foreign currency transactions.................        4,705       (82,912)
Net change in unrealized appreciation/depreciation
 of:
     Investments...................................    7,097,131     3,542,207
     Other assets and liabilities denominated in
       foreign currencies..........................      (34,459)       (9,152)
                                                     ------------  ------------
Net increase in net assets resulting from
 operations........................................    8,643,002     3,930,415
Net Assets:
Beginning of period................................   48,067,800    44,137,385
                                                     ------------  ------------
End of period......................................  $56,710,802   $48,067,800
                                                     ------------  ------------
                                                     ------------  ------------

                 See accompanying notes to financial statements

                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Global Small Cap Fund Inc. (the 'Fund') was incorporated in Maryland on June 22, 1993 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. Prior to commencing operations on October 15, 1993, the Fund had no activities other than organizational matters and the sale to Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated ('PaineWebber'), of 6,667 shares of common stock for a total of $100,005. Organizational costs have been deferred and are being amortized using the straight-line method over the period of benefit, not to exceed 60 months from the date the Fund commenced operations.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins, or GE Investment Management Incorporated ('GEIM'), the sub-adviser to the Fund, as the primary market. Securities traded in the over-the-counter ('OTC') market and listed on The Nasdaq Stock Market, Inc. ('Nasdaq') are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to valuation. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with sixty days or less remaining to maturity unless the Fund's board of directors determines that this does not represent fair value. Securities, including limited partnership interests, and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors.

All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian, unless the board of directors determines that this does not represent fair value. Foreign currency exchange rates are generally determined prior to the close of trading on the American Stock Exchange ('AMEX'). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the AMEX, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Fund's board of directors.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date ('ex-date') (except for certain dividends from foreign securities that are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends). Interest income is recorded on an accrual basis.

Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effects of the fluctuations in market price of investment securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations; such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which this Fund is authorized to invest.

Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small managment group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has an Investment Advisory and Administration Contract ('Advisory Contract') with Mitchell Hutchins under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is computed weekly and payable monthly, at an annual rate of 1.00% of the Fund's average weekly net assets.

Mitchell Hutchins has a separate Sub-Advisory Agreement ('Sub-Advisory Agreement') with GEIM. In accordance with the Sub-Advisory Agreement, Mitchell Hutchins (not the Fund) pays GEIM a fee at an annual rate of 0.50% of the Fund's average weekly net assets.

SECURITIES LENDING

The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber Global Security Lending, a wholly owned subsidiary of PaineWebber, who received no compensation from the Fund.

As of January 31, 1997, the Fund's custodian held cash and cash equivalents having an aggregate value of $4,542,700 as collateral for portfolio securities loaned having a market value of $4,410,822.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at January 31, 1997 was substantially the same as the cost of securities for financial statement purposes.

At January 31, 1997, the components of the net unrealized appreciation of investments were as follows:

            Gross appreciation (investments having
                an excess of value over cost).....  $ 14,651,737
            Gross depreciation (investments having
                an excess of cost over value).....    (2,627,350)
                                                    ------------
            Net unrealized appreciation of
                investments.......................  $ 12,024,387
                                                    ------------
                                                    ------------

For the year ended January 31, 1997, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $11,249,542 and $11,332,226, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

In accordance with U.S. Treasury regulations, the Fund has elected to defer $1,191,736 of net realized capital losses and $66,873 of net realized currency losses arising after October 31, 1995. Such losses are treated for tax purposes as arising on August 1, 1996.

At July 31, 1996, the Fund had a net capital loss carryforward of $7,119,784 which expires as follows: $2,432,202 in 2003 and $4,687,582 in 2004.


CAPITAL STOCK

At January 31, 1997, Mitchell Hutchins owned 6,667 shares of the Fund.

                          GLOBAL SMALL CAP FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                               FOR THE SIX                                           FOR THE PERIOD
                                                               MONTHS ENDED                                           OCTOBER 15,
                                                               JANUARY 31,         FOR THE YEARS ENDED JULY 31,          1993+
                                                                   1997         ----------------------------------         TO
                                                               (UNAUDITED)             1996              1995        JULY 31, 1994
                                                            ------------------  ------------------  --------------  ----------------
Net asset value, beginning of period......................        $    12.64          $    11.61      $    13.28     $    14.18
                                                                  ----------          ----------      ----------     ----------
Net investment income (loss)..............................             (0.06)              (0.01)           0.08          (0.05)
Net realized and unrealized gains (losses) from
  investments.............................................              2.34                1.04      $    (0.95)         (0.80)
                                                                  ----------          ----------      ----------     ----------
Total income (loss) from investment operations............              2.28                1.03           (0.87)         (0.85)
                                                                  ----------          ----------      ----------     ----------
Distributions from net realized gains from investments....              --                  --             (0.80)          --
                                                                  ----------          ----------      ----------     ----------
Offering costs charged to additional paid-in capital......              --                  --              --            (0.05)
                                                                  ----------          ----------      ----------     ----------
Net asset value, end of period............................        $    14.92          $    12.64      $    11.61     $    13.28
                                                                  ----------          ----------      ----------     ----------
                                                                  ----------          ----------      ----------     ----------
Market value, end of period...............................        $    11.88          $    10.38      $     9.25     $    12.13
                                                                  ----------          ----------      ----------     ----------
                                                                  ----------          ----------      ----------     ----------
Total investment return (1)...............................             14.46%              12.22%         (17.64)%       (14.46)%
                                                                  ----------          ----------      ----------     ----------
                                                                  ----------          ----------      ----------     ----------
Ratios/Supplemental Data:
Net assets, end of period (000's).........................        $   56,711          $   48,068      $   44,137     $   50,474
Expenses to average net assets............................              1.74%*              1.76%           1.69%          1.79%*
Net investment income (loss) to average
  net assets..............................................             (0.93)%*            (0.10)%          0.62%         (0.46)%*
Portfolio turnover........................................                22%                 64%            187%            71%
Average commission rate paid..............................        $   0.0298                  --              --             --

------------------
 +  Commencement of operations
 *  Annualized
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges or brokerage commissions. Total investment returns for periods of less than one year have not been annualized.
(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                          GLOBAL SMALL CAP FUND INC.

GENERAL INFORMATION

THE FUND

Global Small Cap Fund Inc. (the 'Fund') is a diversified, closed-end management investment company whose shares trade on the American Stock Exchange ('AMEX'). The Fund's investment objective is long-term capital appreciation. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned subsidiary of PaineWebber Incorporated, which has over $44.4 billion in assets under management. The Fund's sub-adviser is GE Investment Management Incorporated, a wholly owned subsidiary of General Electric Company, which, together with General Electric Investment Corporation, also a wholly owned subsidiary of General Electric Company, manages over $56.7 billion in assets.

SHAREHOLDER INFORMATION

The Fund's AMEX trading symbol is 'GSG'. Weekly comparative net asset value and market price information about the Fund is published each Monday in the Wall Street Journal, each Sunday in the New York Times and each Monday in Barron's, as well as numerous other newspapers.

DISTRIBUTION POLICY

The Fund intends to pay dividends from its net investment income and net short-term capital gain, if any, at least annually. The Fund anticipates distributing substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) with the regular annual dividend. The Fund also intends to distribute any net realized gains from foreign currency transactions with such dividend. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

The Fund has established a Dividend Reinvestment Plan under which stockholders will have all dividends and other distributions on their shares of Common Stock automatically reinvested in additional shares of Common Stock purchased in the open market, unless such stockholders elect to receive cash. Stockholders who intend to hold their shares through any other broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Dividend Reinvestment Plan. The Fund will not issue any new shares of Common Stock in connection with its Dividend Reinvestment Plan.

                     [This page intentionally left blank]

                     [This page intentionally left blank]

                     [This page intentionally left blank]

BOARD OF DIRECTORS

E. Garrett Bewkes, Jr.             Meyer Feldberg
Chairman
                                   George W. Gowen
Margo N. Alexander
                                   Frederic V. Malek
Richard Q. Armstrong
                                   Carl W. Schafer
Richard R. Burt
                                   John R. Torell III
Mary C. Farrell


OFFICERS

Margo N. Alexander                 Dianne E. O'Donnell
President                          Vice President and Secretary

Victoria E. Schonfeld              Julian F. Sluyters
Vice President                     Vice President and Treasurer


INVESTMENT ADVISER
AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT SUB-ADVISER
GE Investment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06904

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase at market prices shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

        [PAINEWEBBER LOGO]
(C)1997 PaineWebber Incorporated
           Member SIPC



JANUARY 31, 1997


GLOBAL SMALL
CAP FUND INC.


SEMIANNUAL REPORT